Credit risk exposure and allowances - (Parenthetical) (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of impairment loss and reversal of impairment loss [abstract]
Credits recovered	$ 35,844,283	$ 40,311,459